Condensed Consolidated Interim Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,314		$ 2,183
Trade receivables, net	2,810	[1]	1,998	[1]
Other current assets	492		461
Inventories	4,395		3,359
Total Current Assets	9,011		8,001
Assets held for severance benefits	1,206		1,126
Property and equipment, net	528		545
Total Assets	10,745		9,672
Current Liabilities:
Short term loan			174
Trade payables	2,618		1,234
Other payables and accrued liabilities	1,689		1,628
Total Current Liabilities	4,307		3,036
Principle shareholder convertible loan			3,000
Liability in respect of employees' severance benefits	1,396		1,346
Total Liabilities	5,703		7,382
Shareholders' Equity:
Share capital	1,969		1,644
Treasury stock	(27)		(27)
Additional paid-in capital	60,316		53,413
Accumulated deficit	(57,216)		(52,740)
Total Shareholders' Equity	5,042		2,290
Total Liabilities and Shareholders' Equity	$ 10,745		$ 9,672

[1]	Includes balances in the amounts of $208,000 and $177,000 with related parties as of June 30, 2013 and December 31, 2012, respectively and net of the allowance for doubtful accounts in the amount of $449,000 and $544,000 as of June 30, 2013 and December 31, 2012, respectively.